TO THE PARTICIPANTS OF VARIABLE ANNUITY ACCOUNT A

The bull market in stocks raged on Wall Street again during 1997. The total return on the Standard & Poor's 500 (S&P 500) stock index was approximately 33%, bringing the three year total return to an unprecedented 123% gain for the index. As has been the case over the past several years, the large capitalization sector of the market outperformed the small cap sector. The return on the Standard & Poor's Small Cap 600 (S&P 600) stock index trailed that of the S&P 500 by 725 basis points (7 1/4 percentage points) during the year. Stocks climbed steadily through the first eight months of the year, while moving in a sideways pattern for the remainder of the year. The market began to re-evaluate the "best-of-all-worlds" scenario for the U.S. economy in light of the development of economic and currency crises in most of Asia.

Continued strong economic growth in the U.S., accompanied by low and declining inflation spurred continued declines in interest rates over the course of the year. The only sector of the yield curve not participating in the rate rally was the short end. Here, the Federal Reserve kept rates steady for most of the year, after a small 25 basis point (1/4 percentage point) hike in the fed funds rate early in the year.

The most potent challenge to the case for economic and market nirvana in the United States arose with the previously mentioned Asian economic situation. Massive currency devaluation across most of Asia is putting downward pressure on prices around the globe. While this is positive from an interest rate perspective, it is likely to slow growth in the U.S. and place pressure on corporate earnings. If this occurs, the stock market's three-year string of unprecedented returns may be at risk of being broken in 1998.

While it is impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. For intermediate investment time frames, short-term market volatility may have more of an impact on investments and if your time horizon is less than a year, you may wish to consider options which seek income and maintain a relatively stable share price.

GW Capital Management, LLC is the investment adviser for Variable Annuity Account A.

                   GREAT-WEST VARIABLE ANNUITY ACCOUNT A

                    Financial Statements for the Years Ended December 31, 1997 and 1996 and Independent Auditors' Report

INDEPENDENT AUDITORS' REPORT


To the Variable Annuity Account Committee and the Participants of Great-West Variable Annuity Account A:


We have audited the accompanying statement of assets and liabilities of the Great-West Variable Annuity Account A, including the schedule of investments, as of December 31, 1997, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period ended December 31, 1997. These financial statements and financial highlights are the responsibility of Variable Annuity Account A's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1997 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of the Great-West Variable Annuity Account A at December 31, 1997, and the results of its operations, the changes in its net assets and the financial highlights for the respective stated periods in conformity with generally accepted accounting principles.




January 30, 1998

GREAT-WEST VARIABLE ANNUITY ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1997
----------------------------------------------------------------------------------------------



Assets:

Investments, at value:
  Common stock (cost - $6,748,353)                                          $      7,869,812
  Short-term investment (cost - $298,788)                                            298,788
Investment income due and accrued                                                     18,803
Cash                                                                                 165,450
Receivable for securities sold                                                       441,022
                                                                               ----------------

     Total Assets                                                                  8,793,875



Liabilities:

Payable for securities purchased                                                     258,870
Due to Great-West Life & Annuity Insurance Company                                     3,490
Contract benefits payable                                                             58,356
                                                                               ----------------

     Total Liabilities                                                               320,716
                                                                               ----------------

Net Assets                                                                  $      8,473,159
                                                                               ================

Net Assets Represented By  (Units at 10.661)

Accumulation units - 746,562                                                $      7,959,464
Reserves for annuities in course of payment - 2,811 units                            513,695
                                                                               ----------------

Net Assets                                                                  $      8,473,159
                                                                               ================







See notes to financial statements.


GREAT-WEST VARIABLE ANNUITY ACCOUNT A

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 1997
----------------------------------------------------------------------------------------------



Investment Income:

  Dividends                                                                  $       185,039
  Interest                                                                            43,323
                                                                                ---------------
                                                                                     228,362
Expenses:

  Administration                                                                      22,884
  Mortality risks                                                                     30,944
  Investment management and advisory services                                         37,297
  Expense risks                                                                        5,501
                                                                                ---------------
                                                                                      96,626
                                                                                ---------------
Net Investment Income                                                                131,736
                                                                                ---------------



Realized and Unrealized Gain on Investments:

Net realized gain on investments                                                   1,823,734
Net change in unrealized (depreciation) on investments                              (476,166)
                                                                                ---------------

Net Realized and Unrealized Gain on Investments                                    1,347,568
                                                                                ---------------

Net Increase in Net Assets Resulting from Operations                         $     1,479,304
                                                                                ===============


See notes to financial statements.

GREAT-WEST VARIABLE ANNUITY ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 1997 AND 1996
----------------------------------------------------------------------------------------------



From Operations:                                                   1997              1996
                                                               -------------     --------------

Net investment income                                       $      131,736    $       45,078
Net realized gains                                               1,823,734           754,021
Net change in unrealized appreciation                             (476,166)          289,358
                                                               -------------     --------------

    Increase in net assets resulting
        from operations                                          1,479,304         1,088,457

From Unit Share Transactions:

Surrenders                                                        (460,010)         (199,158)
Annuity payments                                                  (120,602)         (107,722)
Death payments                                                    (215,036)          (41,699)
Transfer in respect of mortality guarantees                         49,642             9,843
                                                               -------------     --------------
   Decrease in net assets derived from unit
   share transactions                                             (746,006)         (338,736)
                                                               -------------     --------------
Net increase in net assets                                         733,298           749,721



Net Assets:

Beginning of period                                              7,739,861         6,990,140
                                                               -------------     --------------
                                                               =============
End of period                                             $      8,473,159    $    7,739,861
                                                               =============     ==============


See notes to financial statements.

GREAT-WEST VARIABLE ANNUITY ACCOUNT A

FINANCIAL HIGHLIGHTS
----------------------------------------------------------------------------------------------

Selected data for an accumulation unit for years ended December 31, 1997, 1996, 1995 1994, and 1993 were as follows:

                                                     Years Ended December 31,
                                    -----------------------------------------------------------
                                        1997        1996        1995        1994        1993
                                      ----------  ----------  ----------  ----------  ---------
Unit Value, Beginning of Period     $    8.767  $    7.501  $    6.070  $    6.245  $    5.397
Income From Investment Operations:
Net investment income                     .167        .053        .089        .073        .048
Net gains (losses) on investments
   (realized and unrealized)             1.727       1.213       1.342       (.248)       .800
                                      ----------  ----------  ----------  ----------  ---------

Total From Investment
   Operations (Note A)                   1.894       1.266       1.431       (.175)       .848
                                      ----------  ----------  ----------  ----------  ---------

Unit Value, End of Period           $   10.661  $    8.767  $    7.501  $    6.070  $    6.245
                                      ==========  ==========  ==========  ==========  =========

Total Return                            20.27%      15.90%      23.56%      (2.80)%     15.71%

Net Assets, End of Period           $ 8,473,159 $ 7,739,861 $ 6,990,140 $ 6,076,943 $ 7,235,935

Average broker commission paid
   per share bought or sold         $    0.0600 $    0.0692

Ratio of Expenses to Average
   Net Assets                            1.27%       1.25%       1.18%       1.24%       1.19%

Ratio of Net Investment Income
   to Average Net Assets                 1.74%       1.89%       2.49%       2.42%       2.02%

Portfolio Turnover Rate                 151.4%       64.4%       62.2%       30.2%       23.4%


Note A - Net investment income and realized and unrealized gains (losses) are reflected in the value of the accumulation units. Dividends are not declared from income and capital gains are not distributed.

GREAT-WEST VARIABLE ANNUITY ACCOUNT A

NOTES TO FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 1997 AND 1996
--------------------------------------------------------------------------------

NOTE 1 - HISTORY

Great-West Variable Annuity Account A (Variable Annuity Account A) is a separate and distinct investment fund established by The Great-West Life Assurance Company (Great-West Life). On December 31, 1991, Variable Annuity Account A was transferred to and the variable annuity contracts were reinsured by Great-West Life & Annuity Insurance Company (GWL&A), a wholly-owned subsidiary of
Great-West Life. Variable Annuity Account A is registered as an open-end diversified management investment company under the Investment Company Act of 1940, and the registration under the Securities Act of 1933 of the group variable annuity contracts funded by Variable Annuity Account A became effective on November 27, 1968. Purchase payments were first placed in Variable Annuity Account A on January 3, 1969.

Effective April 16, 1984, Great-West Life ceased issuing new variable annuity contracts. Effective May 1, 1987, Great-West Life has not allowed new participants to be enrolled under existing variable annuity contracts and, effective May 1, 1989, no additional contributions under existing variable annuity contracts are being accepted.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The  cost  of   securities   sold  is   determined  on  the  basis  of  specific
identification.

Securities traded on national exchanges are valued daily at the closing price of the securities on these exchanges, and securities traded on over-the-counter markets are valued daily at the average between bid and asked prices. Short-term securities are valued at amortized cost which approximates market value. Security transactions are recorded at the earlier of trade date or the date a commitment is made to buy or sell the related investment.

Dividend income is accrued as of the ex-dividend date and interest income is recorded daily.

NOTE 3 - CHARGES UNDER THE CONTRACTS

GWL&A provides administrative, investment management, and advisory services to Variable Annuity Account A and has assumed mortality and expense risks of the contracts. A daily deduction of .003285% (an effective annual rate of 1.2064%) is made from the gross investment income of Variable Annuity Account A. This deduction, expressed on an annual basis, is broken down as follows: .2857% for administrative expenses, .3863% for mortality risks, .0688% for expense risks, and .4656% for investment management and advisory services. Effective November 1, 1996 a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company, GW Capital Management, LLC, serves as investment advisor.

NOTE 4 - INVESTMENTS

The aggregate purchases of investments and the aggregate proceeds from sales of investments were (excluding short-term securities) as follows:

                                                            1997              1996
                                                        --------------    -------------
Common Stock
  Purchases                                          $   11,046,651    $     4,215,625
  Proceeds from sales                                    11,673,390          4,398,958

NOTE 5 - FEDERAL INCOME TAXES

The Variable Annuity Account A investment income is applied to increase accumulation unit values. Under existing federal income tax law, Variable Annuity Account A investment income is not taxed to the extent that it is applied to increase accumulation unit values. GWL&A reserves the right to charge the Variable Annuity Account A if such taxes are imposed in the future.

NOTE 6 - ACCUMULATION UNITS

A summary of the transactions in accumulation units follows:

                                                          1997          1996
                                                        ----------    ----------
Outstanding - January 1                                  819,044       848,519
  Redeemed during the year
    Surrender                                            (49,689)      (24,386)
    Death                                                (22,793)       (5,089)
                                                        ----------    ----------
                                                        ----------    ----------
                                                         (72,482)      (29,475)
                                                        ----------    ----------
                                                        ==========    ==========
Outstanding - December 31                                746,562       819,044
                                                        ==========    ==========

Net investment income and realized and unrealized gains are reflected in the value of the accumulation units. Dividends are not declared from income and gains are not distributed.

NOTES TO FINANCIAL STATEMENTS - Continued
----------------------------------------------------------------------------------------------

NOTE 7 - ACCUMULATION UNIT VALUES - (Unaudited)

                               ACCUMULATION                                   ACCUMULATION
    VALUATION DATE              UNIT VALUE            VALUATION DATE           UNIT VALUE
------------------------  ------------------------ ----------------------  --------------------
January 3, 1969         $       1.00000000         September 30, 1980    $      1.24125856
March 28, 1969          $       1.07468400         December 31, 1980     $      1.34937658
June 27, 1969           $       1.07583259         March 31, 1981        $      1.34420316
September 30, 1969      $       1.04319336         June 30, 1981         $      1.31151501
December 31, 1969       $       1.05956294         September 30, 1981    $      1.21957549
March 31, 1970          $       1.05322327         December 31, 1981     $      1.34034823
June 30, 1970           $        .86337212         March 31, 1982        $      1.22060069
September 30, 1970      $        .98057690         June 30, 1982         $      1.21747890
December 31, 1970       $       1.08416020         September 30, 1982    $      1.32107048
March 31, 1971          $       1.28783953         December 31, 1982     $      1.54829628
June 30, 1971           $       1.31417688         March 31, 1983        $      1.72492408
September 30, 1971      $       1.34600160         June 30, 1983         $      1.88999803
December 31, 1971       $       1.40624309         September 30, 1983    $      1.85391985
March 31, 1972          $       1.50937876         December 31, 1983     $      1.86959830
June 30, 1972           $       1.46441659         March 31, 1984        $      1.77987261
September 29, 1972      $       1.41141921         June 30, 1984         $      1.74123169
December 31, 1972       $       1.43641768         September 30, 1984    $      1.89436321
March 30, 1973          $       1.14518173         December 31, 1984     $      1.94021457
June 29, 1973           $        .94975920         March 31, 1985        $      2.11639231
September 28, 1973      $       1.12752636         June 30, 1985         $      2.31593116
December 31, 1973       $        .98798465         September 30, 1985    $      2.17502453
March 29, 1974          $        .92504974         December 31, 1985     $      2.50415588
June 28, 1974           $        .84636772         March 31, 1986        $      2.92575544
September 30, 1974      $        .69582357         June 30, 1986         $      3.12894373
December 31, 1974       $        .76438983         September 30, 1986    $      2.79849885
March 31, 1975          $        .85484991         December 31, 1986     $      2.92996949
June 30, 1975           $        .94523691         March 31, 1987        $      3.45357315
September 30, 1975      $        .86720026         June 30, 1987         $      3.47692861
December 31, 1975       $        .89703274         September 30, 1987    $      3.58107036
March 31, 1976          $       1.02654318         December 31, 1987     $      2.90927633
June 30, 1976           $       1.04254066         March 31, 1988        $      3.03211290
September 30, 1976      $       1.02175714         June 30, 1988         $      3.14170371
December 31, 1976       $       1.06312535         September 30, 1988    $      3.19555027
March 31, 1977          $        .96668709         December 31, 1988     $      3.24632490
June 30, 1977           $        .97779837         March 31, 1989        $      3.40048089
September 30, 1977      $        .91543186         June 30, 1989         $      3.66057985
December 31, 1977       $        .91330430         September 30, 1989    $      4.03595925
March 31, 1978          $        .88025820         December 31, 1989     $      4.16667314
June 30, 1978           $        .94981303         March 31, 1990        $      4.10420565
September 30, 1978      $       1.02175412         June 30, 1990         $      4.40575331
December 31, 1978       $        .94566769         September 30, 1990    $      3.95067300
March 31, 1979          $       1.03700469         December 31, 1990     $      4.09586804
June 30, 1979           $       1.03384794         March 31, 1991        $      4.67731834
September 30, 1979      $       1.07966980         June 30, 1991         $      4.46997251
December 31, 1979       $       1.09861144         September 30, 1991    $      4.70629835
March 31, 1980          $       1.02778990         December 31, 1991     $      5.17489662
June 30, 1980           $       1.15888482

ACCUMULATION UNIT VALUES - (Unaudited) - Concluded

                               ACCUMULATION
    VALUATION DATE              UNIT VALUE
------------------------  ------------------------
March 31, 1992          $       5.00089395
June 30, 1992           $       4.90045709
September 30, 1992      $       4.94334533
December 31, 1992       $       5.39680799
March 31, 1993          $       5.70268053
June 30, 1993           $       5.91443136
September 30, 1993      $       6.20352631
December 31, 1993       $       6.24551098
March 31, 1994          $       6.07099873
June 30, 1994           $       5.98373289
September 30, 1994      $       6.21184797
December 31, 1994       $       6.07070336
March 31, 1995          $       6.43386353
June 30, 1995           $       6.93539739
September 30, 1995      $       7.34349110
December 31, 1995       $       7.50058268
March 31, 1996          $       7.97167430
June 30, 1996           $       8.16277408
September 30, 1996      $       8.36088935
December 31, 1996       $       8.76699327
March 31, 1997          $       9.10319430
June 30, 1997           $       9.87479147
September 30, 1997      $      10.11055595
December 31, 1997       $      10.66148379

Variable Annuity Account A

COMMON STOCK

COMMUNICATIONS --- 2.1%
      2,800 AT&T Corp                                                    171,500
                                                                        $171,500

CONSUMER SERVICES --- 11.8%
      2,600 Bausch & Lomb Inc                                            103,025
      2,000 Becton Dickinson & Co                                        100,000
      1,300 Bristol-Myers Squibb Co                                      123,012
      3,500 CR Bard Inc                                                  109,592
      2,700 H&R Block Inc                                                120,992
      1,900 Johnson & Johnson                                            125,162
      2,700 King World Productions Inc                                   155,925
      1,200 Merck & Company Inc                                          127,500
                                                                        $965,208

CREDIT INSTITUTIONS --- 8.0%
      1,500 American Express Co                                          133,875
      2,100 Banc One Corp                                                114,055
      3,100 First Hawaiian Inc                                           123,225
      2,200 Mellon Bank Corp                                             133,375
      2,400 NationsBank Corp                                             145,949
                                                                        $650,479

ELECTRIC --- 3.2%
      3,800 Baltimore Gas & Electric Co                                  129,436
      3,300 Consolidated Edison Company of New York Inc                  135,300
                                                                        $264,736

ELECTRONICS - HIGH TECH --- 15.0%
      2,900 Adobe Systems Inc                                            119,625
      3,200 American Power Conversion Corp*                               75,600
      1,900 Bio Rad Labs Inc Class A*                                     49,637
      3,000 Electronic Data Systems Corp                                 131,811
      2,000 General Electric Co                                          146,750
      2,300 Hewlett-Packard Co                                           143,750
      2,700 Johnson Controls Inc                                         128,925
      2,100 Maytag Corp                                                   78,355
      4,000 Sun Microsystems Inc*                                        159,500
      2,100 Thomas & Betts Corp                                           99,225
      1,800 Varian Associates Inc                                         91,012
                                                                      $1,224,190

GAS --- 1.7%
      4,500 Washington Gas Light Co                                      139,217
                                                                        $139,217

HIGHWAYS --- 1.2%
      3,000 Ryder System Inc                                              98,250
                                                                         $98,250

HOLDING & INVEST. OFFICES --- 3.0%
      2,000 Equity Residential Properties Trust                          101,124
      2,200 MGIC Investment Corp                                         146,300
                                                                        $247,424

INDUSTRIAL SERVICES --- 3.6%
      3,000 Deluxe Corp                                                  103,500
      4,200 Kelly Services Inc Class A                                   126,000
      3,400 Reynolds & Reynolds Co Class A                                62,686
                                                                        $292,186

INSURANCE --- 4.6%
      1,600 Allstate Corp                                                145,400
      1,200 American International Group Inc                             130,500
      3,000 Arthur J Gallagher & Co                                      103,311
                                                                        $379,211

MFTG - CONSUMER PRODS. --- 4.4%
      2,300 Anheuser-Busch Companies Inc                                 101,200
      3,000 Kellogg Co                                                   148,875
      1,400 Leggett & Platt Inc                                           58,625
      1,000 Springs Industries Inc Class A                                52,000
                                                                        $360,700

MFTG - INDUSTRIAL PRODS --- 16.7%
      1,400 Armstrong World Industries Inc                               104,650
      3,900 Cooper Tire & Rubber Co                                       95,062
      2,400 Hercules Inc                                                 120,149
      2,000 Kennametal Inc                                               103,624
      2,000 Kimberly-Clark Corp                                           98,624
      2,700 Mallinckrodt Inc                                             102,600
      1,700 PPG Industries Inc                                            97,113
      2,900 Pharmacia & Upjohn Inc                                       106,213
      2,000 Rockwell International New                                   104,500
      1,700 Tecumseh Products Co Class A                                  82,875
      3,600 The Timken Co                                                123,750
      3,400 USX-US Steel Group                                           106,250
      3,800 Westvaco Corp                                                119,461
                                                                      $1,364,871

OIL & GAS --- 7.0%
      1,100 Amoco Corp                                                    93,637
      1,400 Atlantic Richfield Co                                        112,175
      2,100 Coastal Corp                                                 130,068
      1,600 Mobil Corp                                                   115,499
      4,000 Occidental Petroleum Corp                                    117,248
                                                                        $568,627

RETAIL TRADE --- 3.9%
      3,300 Albertson's Inc                                              156,337
      2,700 Limited Inc                                                   68,850
      3,500 Sbarro Inc                                                    92,092
                                                                        $317,279

TELEPHONE --- 3.4%
      1,700 Bell Atlantic Corp                                           154,700
      1,700 SBC Communications Inc                                       124,525
                                                                        $279,225

TRANSPORTATION EQUIPMENT --- 1.5%
      3,400 Chrysler Corp                                                119,636
                                                                        $119,636

UNIT INVESTMENT TRUST --- 5.2%
      4,400 S & P 500 Depositary Receipt*                                427,073
                                                                        $427,073

TOTAL COMMON STOCK --- 96.3%                                          $7,869,812
(Cost $6,748,353)

SHORT-TERM INVESTMENTS

SECURITIES & COMMODITIES --- 3.7%
    300,000 Merrill Lynch & Co Inc                                       298,788
                                                                        $298,788

TOTAL SHORT-TERM INVESTMENTS --- 3.7%                                   $298,788
(Cost $298,788)

TOTAL VARIABLE ANNUITY ACCOUNT A --- 100.0%                           $8,168,600
(Cost $7,047,141)